Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitments

For the Year Ending December 31,
2020	$6,337
2021	5,990
2022	5,378
2023	28

$17,733

Undiscounted future expected payments under the TRA

As of September 30, 2020, the undiscounted future expected payments through December 31, under the TRA are as follows (in thousands):

2020	$7,414
2021	1,692
2022	1,748
2023	1,748
2024	1,748
2025 and thereafter	10,931

$25,281

As of December 31, 2019, the undiscounted future expected payments under the TRA are as follows (in thousands):

For the Year Ending December 31,
2020	$6,293
2021	1,746
2022	1,746
2023	1,746
2024	1,746
2025 and thereafter	9,033

$22,310

Summary of liability related to estimated contingent consideration

The following table summarizes the liability related to the estimated contingent consideration during the nine months ended September 30, (in thousands):

	TRA	Earn-Out Liability	Contingent Consideration
Balance, December 31, 2018	$17,168	$442	$17,610
IRS settlement	(2,727)	—	(2,727)
Fair value adjustment	2,905	—	2,905

Balance, September 30, 2019	$17,346	$442	$17,788

Balance, December 31, 2019	$17,808	$442	$18,250
Fair value adjustment	516	15,492	16,008

Balance, September 30, 2020	$18,324	$15,934	$34,258

The following table summarizes the liability related to the estimated contingent consideration during the years ended December 31, (in thousands):

	TRA	Earn-Out Liability	Contingent Consideration
Balance, December 31, 2017	$17,993	$442	$18,435
Fair value adjustment	(825)	—	(825)

Balance, December 31, 2018	17,168	442	17,610
IRS settlement	(2,727)	—	(2,727)
Fair value adjustment	3,367	—	3,367

Balance, December 31, 2019	$17,808	$442	$18,250